Goodwill and Other Identifiable Intangible Assets - Identifiable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Acquired Intangible Assets by Major Class [Line Items]
Finite-life intangibles, cost	$ 1,505.5	$ 1,537.0
Accumulated amortization	(423.0)	(324.0)
Finite-life intangibles, net	1,082.5	1,213.0
Indefinite-life intangibles	525.6	536.9
Total intangibles, cost	2,031.1	2,073.9
Total intangibles, net	1,608.1	1,749.9
Customer relationships
Acquired Intangible Assets by Major Class [Line Items]
Finite-life intangibles, cost	1,247.8	1,271.2
Accumulated amortization	(325.2)	(243.1)
Finite-life intangibles, net	922.6	1,028.1
Trade names
Acquired Intangible Assets by Major Class [Line Items]
Finite-life intangibles, cost	2.0	2.1
Accumulated amortization	(1.1)	(0.9)
Finite-life intangibles, net	0.9	1.2
Proprietary technology and patents
Acquired Intangible Assets by Major Class [Line Items]
Finite-life intangibles, cost	255.7	263.7
Accumulated amortization	(96.7)	(80.0)
Finite-life intangibles, net	$ 159.0	$ 183.7